Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Payables
Employee cost liabilities		$ 353	$ 989
Other liabilities		312	46
Total other payables	$ 1,367	$ 665	$ 1,035